Summary of Significant Accounting Policies (Details) - Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable - Accounts Payable [Member] - Vendors concentration risk [Member]
	6 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
Vendor A [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable		¥ 21,661,500	¥ 3,220,000			$ 468,589	$ 3,051,001
Concentration risk		38.80%	4.00%
Vendor F [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable	¥ 26,744,400		¥ 420		$ 3,724,951	61
Concentration risk	28.80%		0.00%
Vendor H [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable	¥ 4,799,409		¥ 16,118		$ 668,460	2,346
Concentration risk	5.20%		0.00%
Vendors [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable			¥ 3,236,538	¥ 1,420,549		$ 470,996		$ 223,772
Concentration risk			4.00%	4.60%
Vendor E [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable		¥ 1,859,500		¥ 1,420,549			$ 261,909	$ 223,772
Concentration risk		3.30%		4.60%